Long-Term Debt	12 Months Ended
Mar. 31, 2013
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
5. Long-Term Debt

	2013	2012
	(In thousands)
Revolving credit facility,
1.70% and 1.69%, due through 2017	$188,000	$144,149
Secured note payable to insurance company,
8.03%, due through 2014	38,138	43,452
Secured Industrial Revenue Development Bonds,
3.29%, and 3.38%, due through 2029	22,630	22,630
Secured promissory note,
6.98%, due through 2022	16,753	18,096
Secured promissory note,
6.35%, due through 2020	4,303	4,840
Secured Industrial Revenue Development Bond,
8.10%, paid in 2013	0	661
Other	362	381
	270,186	234,209
Less current portion	40,170	7,336
	$230,016	$226,873

See Note 4, Line of Credit, for discussion of the Revolver.

The Company's debt agreements, including the Revolver, contain covenants that restrict the Company's ability to incur additional indebtedness, pay dividends on the Company's capital stock, make other restricted payments, including investments, sell the Company's assets, incur liens, transfer all or substantially all of the Company's assets and enter into consolidations or mergers. The Company's debt agreements also require the Company to meet certain financial covenants, including minimum EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), minimum fixed charge coverage, minimum interest coverage and maximum total debt ratios. The Revolver also contains borrowing base requirements related to accounts receivable and inventory. These financial requirements and ratios generally become more restrictive over time and are subject to allowances for seasonal fluctuations. The most restrictive financial covenant in the debt agreements is the fixed charge coverage ratio within the Master Reimbursement Agreement with General Electric Commercial Finance, which relates to the Secured Industrial Revenue Development Bonds. In connection with the Company's decision to adopt the LIFO method of inventory accounting, effective December 30, 2007, the Company executed amendments to its debt agreements, which enable the Company to compute its financial covenants as if the Company were on the FIFO method of inventory accounting. On March 22, 2013, the Company obtained an amendment to the General Electric Commercial Finance Master Reimbursement Agreement. This amendment excludes the stock repurchase on August 30, 2012 from the March 31, 2013 and the June 29, 2013 fixed charge coverage ratio covenant. The Company was in compliance with all such financial covenants as of March 31, 2013.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of $50,000, less aggregate annual dividend payments totaling $23,000 that the Company presently pays on two outstanding classes of preferred stock.

The Company has four outstanding Industrial Revenue Development Bonds (“IRBs”), totaling $22,630,000 that are secured by direct pay letters of credit. The interest rates shown for these IRBs in the table above reflect the costs of the direct pay letters of credit and amortization of other related costs of those IRBs. A Master Reimbursement Agreement with General Electric Commercial Finance, which provides for the direct pay letters of credit, expires in July 2016. In 2013, the Company reached an agreement to extend the term of its $5,060,000 Wayne County Industrial Revenue Development Bonds included in the IRBs from June 1, 2012 to June 1, 2017.

The carrying value of assets pledged for secured debt, including the Revolver, is $688,358,000.

Debt repayment requirements for the next five fiscal years are (in thousands):

Years ending March 31:
2014	$40,170
2015	2,175
2016	2,332
2017	190,466
2018	7,699
Thereafter	27,344
Total	$270,186